JPMorgan Equity Income Fund
Schedule of Portfolio Investments as of March 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.6%
Aerospace & Defense — 4.1%
General Dynamics Corp.	2,797	790,044
Northrop Grumman Corp.	1,087	520,626
RTX Corp.	6,277	612,202
		1,922,872
Air Freight & Logistics — 1.8%
United Parcel Service, Inc., Class B	5,569	827,767
Banks — 8.8%
Bank of America Corp.	26,698	1,012,383
PNC Financial Services Group, Inc. (The)	4,493	726,101
Truist Financial Corp.	8,645	336,967
US Bancorp	16,709	746,887
Wells Fargo & Co.	23,340	1,352,800
		4,175,138
Beverages — 1.8%
Coca-Cola Co. (The)	7,224	441,974
PepsiCo, Inc.	2,238	391,719
		833,693
Biotechnology — 2.1%
AbbVie, Inc.	5,113	930,969
Amgen, Inc.	270	76,874
		1,007,843
Capital Markets — 7.1%
BlackRock, Inc.	1,133	944,746
Charles Schwab Corp. (The)	12,599	911,435
CME Group, Inc.	2,509	540,035
Morgan Stanley	9,990	940,673
		3,336,889
Chemicals — 3.4%
Air Products and Chemicals, Inc.	3,438	832,941
PPG Industries, Inc.	5,448	789,335
		1,622,276
Commercial Services & Supplies — 0.7%
Republic Services, Inc.	1,765	337,840
Consumer Finance — 2.1%
American Express Co.	3,689	839,952
Capital One Financial Corp.	979	145,710
		985,662
Consumer Staples Distribution & Retail — 2.3%
Sysco Corp.	5,232	424,730
Walmart, Inc.	11,110	668,465
		1,093,195

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Diversified Telecommunication Services — 0.6%
Verizon Communications, Inc.	7,155	300,235
Electric Utilities — 1.8%
NextEra Energy, Inc.	7,871	503,050
Xcel Energy, Inc.	6,144	330,241
		833,291
Electrical Equipment — 1.6%
Eaton Corp. plc	2,373	742,127
Electronic Equipment, Instruments & Components — 0.7%
Corning, Inc.	9,528	314,054
Food Products — 1.6%
Hershey Co. (The)	1,872	364,097
Mondelez International, Inc., Class A	5,659	396,120
		760,217
Ground Transportation — 2.9%
Norfolk Southern Corp.	3,432	874,779
Union Pacific Corp.	1,937	476,382
		1,351,161
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	3,620	411,467
Baxter International, Inc.	4,561	194,907
Becton Dickinson & Co.	1,518	375,643
Medtronic plc	6,526	568,756
		1,550,773
Health Care Providers & Services — 4.8%
Cencora, Inc.	1,688	410,082
Cigna Group (The)	1,700	617,514
CVS Health Corp.	4,449	354,854
UnitedHealth Group, Inc.	1,824	902,286
		2,284,736
Health Care REITs — 0.3%
Ventas, Inc.	3,678	160,150
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp.	2,155	607,582
Starbucks Corp.	2,736	250,031
		857,613
Household Products — 1.4%
Procter & Gamble Co. (The)	4,155	674,229
Industrial REITs — 0.8%
Prologis, Inc.	2,841	369,910
Insurance — 5.4%
Arthur J Gallagher & Co.	1,412	353,061
Chubb Ltd.	2,123	550,110

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The)	3,257	335,586
Marsh & McLennan Cos., Inc.	1,003	206,630
MetLife, Inc.	6,482	480,363
Progressive Corp. (The)	1,639	339,069
Travelers Cos., Inc. (The)	1,187	273,141
		2,537,960
IT Services — 1.0%
Accenture plc, Class A	674	233,818
International Business Machines Corp.	1,291	246,499
		480,317
Machinery — 4.3%
Deere & Co.	1,615	663,397
Dover Corp.	4,628	819,972
Parker-Hannifin Corp.	1,003	557,676
		2,041,045
Media — 2.0%
Comcast Corp., Class A	21,208	919,351
Multi-Utilities — 2.1%
CMS Energy Corp.	4,768	287,743
Dominion Energy, Inc.	7,914	389,278
Public Service Enterprise Group, Inc.	5,003	334,096
		1,011,117
Office REITs — 0.3%
Alexandria Real Estate Equities, Inc.	999	128,740
Oil, Gas & Consumable Fuels — 8.6%
Chevron Corp.	6,395	1,008,760
ConocoPhillips	11,271	1,434,585
EOG Resources, Inc.	5,561	710,910
Exxon Mobil Corp.	7,866	914,280
		4,068,535
Personal Care Products — 0.6%
Kenvue, Inc.	12,449	267,148
Pharmaceuticals — 5.2%
Bristol-Myers Squibb Co.	16,156	876,170
Eli Lilly & Co.	335	260,380
Johnson & Johnson	4,772	754,929
Merck & Co., Inc.	2,623	346,095
Pfizer, Inc.	8,381	232,570
		2,470,144
Residential REITs — 0.4%
AvalonBay Communities, Inc.	1,052	195,265
Semiconductors & Semiconductor Equipment — 5.4%
Analog Devices, Inc.	4,448	879,789

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Lam Research Corp.	162	157,305
Microchip Technology, Inc.	2,611	234,236
NXP Semiconductors NV (China)	2,625	650,449
Texas Instruments, Inc.	3,530	614,893
		2,536,672
Software — 1.6%
Microsoft Corp.	1,843	775,569
Specialty Retail — 4.3%
Best Buy Co., Inc.	3,499	287,036
Home Depot, Inc. (The)	1,510	579,024
Lowe's Cos., Inc.	2,082	530,307
TJX Cos., Inc. (The)	6,407	649,833
		2,046,200
Technology Hardware, Storage & Peripherals — 0.9%
Apple, Inc.	577	98,951
Seagate Technology Holdings plc	3,719	346,053
		445,004
Tobacco — 1.7%
Philip Morris International, Inc.	8,571	785,233
Total Common Stocks (Cost $30,168,893)		47,049,971
Short-Term Investments — 0.4%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b) (Cost $203,317)	203,236	203,317
Total Investments — 100.0% (Cost $30,372,210)		47,253,288
Other Assets Less Liabilities — 0.0% ^		16,741
NET ASSETS — 100.0%		47,270,029

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$47,253,288	$—	$—	$47,253,288

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Equity Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2024
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2024	Shares at March 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.43% (a) (b)	$951,382	$6,535,529	$7,283,760	$223	$(57)	$203,317	203,236	$11,109	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.48% (a) (b)	—	104,000	104,000	—	—	—	—	155	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	—	108,268	108,268	—	—	—	—	103	—
Total	$951,382	$6,747,797	$7,496,028	$223	$(57)	$203,317		$11,367	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2024.